Load [Member] Annual Fund Operating Expenses - Intermediate Government Bond Series - Intermediate Government Bond Series	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.65%
Expenses (as a percentage of Assets)	0.85%	[1]

[1]	For the most recent fiscal year ended June 30, 2025, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.